Land and Yew Forest Use Rights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Land and Yew Forest Use Rights [Abstract]
Components of land and yew forest use rights

	Description	Useful life	Acquisition date	Expiration date	Metric acres ("Mu")
Parcel A	Undeveloped forest land	50	3/2004	3/2054	125
Parcel B	Undeveloped forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests and underlying land	50	1/2008	1/2058	290
Parcel D	Yew tree forests and underlying land	45	3/2010	3/2055	15,865
Parcel E	Undeveloped forest land	16	7/2012	3/2028	117.5

	Description	Useful life	Acquisition date	Expiration date	Metric Acres (“Mu”)
Parcel A	Undeveloped forest land	50	3/2004	3/2054	125
Parcel B	Undeveloped forest land	50	4/2004	4/2054	400
Parcel C	Yew tree forests and underlying land	50	1/2008	1/2058	290
Parcel D	Yew tree forests and underlying land	45	3/2010	3/2055	15,865

Schedule of land and yew forest use rights
	Useful life	September 30, 2012	December 31, 2011
Land and yew forest use rights	16-50 years	$ 15,675,733	$ 15,546,414
Less: accumulated amortization		(641,013)	(380,217)
Total		$ 15,034,720	$ 15,166,197

	Useful Life	December 31, 2011	December 31, 2010
Land and yew forest use rights	45–50 years	$15,546,414	$9,565,177
Less: accumulated amortization		(380,217)	(79,391)
Total		$15,166,197	$9,485,786

Amortization of land and yew forest use rights attributable to future periods
Twelve-month periods ending September 30:	Amount
2013	$348,056
2014	348,056
2015	348,056
2016	348,056
2017	348,056
2018 and thereafter	13,294,440
Total	$15,034,720

Amount
Years ending December 31:
2012	$342,484
2013	342,484
2014	342,484
2015	342,484
2016	342,484
2017 and thereafter	13,453,777
Total	$15,166,197